INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3	-	INVENTORIES

	US dollars
	December 31,
(in thousands)	2024	2023
Finished products	16,656	19,506
Raw materials	6,778	7,366
	23,434	26,872